Short-Term Bank Loans	12 Months Ended
Dec. 31, 2019
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS
30.	SHORT-TERM BANK LOANS

	As at December 31,
	2019	2018
Secured bank borrowings	1,075,084	1,092,785
Carrying amount repayable within 1 year	1,075,084	1,092,785

The borrowings are fixed-rate and denominated in RMB.

Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	1,075,084	3/21/2019	3/21/2020	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
	1,075,084